UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares or
Face Amount			Value
	COMMON STOCKS - 92.46%
	Consumer Discretionary - 28.86%
	Auto Components - 1.07%
1,389,764	Gentex Corp.		$21,624,728

	Hotels, Restaurants & Leisure - 8.13%
1,034,988	Ameristar Casinos, Inc.		31,815,531
908,850	Orient-Express Hotels Ltd. - Class A		43,006,782
1,264,500	P.F. Chang's China Bistro, Inc. (a)		48,531,510
983,860	Penn National Gaming, Inc. (a)		40,948,253
			164,302,076

	Household Durables - 0.64%
12,600	Ethan Allen Interiors, Inc.		454,986
655,600	WCI Communities, Inc. (a)		12,574,408
			13,029,394

	Leisure Equipment & Products - 5.34%
4,700	Brunswick Corp.		149,930
1,017,100	Winnebago Industries, Inc.		33,472,761
2,132,350	WMS Industries, Inc. (a)(b)		74,333,721
			107,956,412

	Media - 1.60%
3,019,700	Lions Gate Entertainment Corp. (a)		32,401,381

	Multiline Retail - 1.02%
1,322,200	Tuesday Morning Corp.		20,560,210

	Specialty Retail - 9.31%
1,865,400	Borders Group, Inc.		41,691,690
735,550	Central Garden & Pet Co. (a)		35,615,331
1,601,000	Christopher & Banks Corp.		29,874,660
926,381	Gamestop Corp. - Class B (a)		50,728,624
1,078,100	Zale Corp. (a)		30,413,201
			188,323,506

	Textiles, Apparel & Luxury Goods - 1.75%
713,825	Oxford Industries, Inc.		35,441,411
	Total Consumer Discretionary		583,639,118

	Financials - 4.31%
	Capital Markets - 1.60%
1,064,812	Raymond James Financial, Inc.		32,274,452

	Commercial Banks - 1.99%
787,500	Boston Private Financial Holdings, Inc.		22,215,375
429,250	Wilmington Trust Corp.		18,101,472
			40,316,847
	Diversified Financial Services - 0.72%
16,350	Morningstar, Inc. (a)		736,568
878,250	W.P. Stewart & Co. Ltd.		13,911,480
			14,648,048
	Total Financials		87,239,347

	Health Care - 23.01%
	Biotechnology - 2.68%
1,501,600	Amylin Pharmaceuticals, Inc. (a)		54,162,712

	Health Care Equipment & Supplies - 10.84%
2,894,000	Align Technology, Inc. (a)		40,429,180
1,705,560	American Medical Systems Holdings, Inc. (a)		31,586,971
1,912,500	ev3, Inc. (a)		32,952,375
1,569,100	Immucor, Inc. (a)		45,864,793
948,800	Mentor Corp.		46,367,856
947,800	Wright Medical Group, Inc. (a)		22,064,784
			219,265,959

	Health Care Providers & Services - 7.36%
755,575	Charles River Laboratories International, Inc. (a)		32,678,619
767,625	Covance, Inc. (a)		45,220,789
1,413,156	Pharmaceutical Product Development, Inc.		45,531,886
1,304,900	PSS World Medical, Inc. (a)		25,484,697
			148,915,991

	Pharmaceuticals - 2.13%
1,224,200	Medicis Pharmaceutical Corp. - Class A		43,006,146
	Total Health Care		465,350,808

	Industrials - 14.64%
	Commercial Services & Supplies - 14.64%
521,500	Bright Horizons Family Solutions, Inc. (a)		20,161,190
2,264,325	Corinthian Colleges, Inc. (a)		30,862,750
1,742,400	DeVry, Inc.		48,787,200
1,748,500	Educate, Inc. (a)		12,449,320
1,249,800	FirstService Corp. (a)		28,870,380
1,247,100	Heidrick & Struggles International, Inc. (a)(b)		52,827,156
521,700	ITT Educational Services, Inc. (a)		34,625,229
1,593,400	Korn/Ferry International (a)		36,584,464
1,559,050	Navigant Consulting, Inc. (a)		30,806,828
	Total Industrials		295,974,517

	Information Technology - 21.64%
	Communications Equipment - 1.94%
1,728,450	Adtran, Inc.		39,235,815

	Electronic Equipment & Instruments - 4.50%
1,854,275	Dolby Laboratories, Inc. - Class A (a)		57,519,610
883,100	National Instruments Corp.		24,055,644
184,675	Trimble Navigation Ltd. (a)		9,368,563
			90,943,817

	Internet Software & Services - 1.42%
379,950	Equinix, Inc. (a)		28,731,819

	Semiconductor & Semiconductor Equipment - 11.94%
1,460,250	Cabot Microelectronics Corp. (a)(b)		49,560,885
1,738,000	Cree, Inc. (a)		30,102,160
1,936,350	Fairchild Semiconductor International, Inc. (a)		32,550,044
822,400	FormFactor, Inc. (a)		30,634,400
3,191,000	Micrel, Inc. (a)		34,398,980
1,748,368	MKS Instruments, Inc. (a)		39,478,149
1,883,600	Semtech Corp. (a)		24,618,652
			241,343,270

	Software - 1.84%
1,237,900	Manhattan Associates, Inc. (a)		37,236,032
	Total Information Technology		437,490,753

	TOTAL COMMON STOCKS (Cost $1,397,763,446)		1,869,694,543

	SHORT TERM INVESTMENTS - 7.21%
	Investment Company - 0.04%
830,519	SEI Daily Income Trust Treasury II Fund - Class B		830,519
	Total Investment Companies		830,519

	U.S. Treasury Obligations - 7.17%
	Public Finance, Taxation, And Monetary Policy - 7.17%
$75,704,000	5.100%, 01/04/2007		75,675,497
34,725,000	5.075%, 01/11/2007		34,684,853
34,725,000	4.820%, 01/18/2007		34,651,012
	Total U.S. Treasury Obligations		145,011,362

	TOTAL SHORT TERM INVESTMENTS (Cost $145,841,881)		145,841,881

	Total Investments (Cost $1,543,605,327) - 99.67%		2,015,536,424

	Other Assets in Excess of Liabilities - 0.33%		6,638,831

	TOTAL NET ASSETS - 100.00%		$2,022,175,255

	Percentages are stated as a percent of net assets.

	(a) Non-Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$1,543,605,327
	Gross unrealized appreciation	554,280,427
	Gross unrealized depreciation	(82,349,330)
	Net unrealized appreciation	$471,931,097

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Other Affiliates *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of December 31, 2006 amounted to $176,721,762 representing 8.74% of net assets. There were no affiliated companies held in any other Funds. Transactions in the
Buffalo Small Cap Fund during the year ended December 31, 2006 in which the issuer was an "affiliated person" are as follows:

	Cabot	Heidrick & Struggles	WMS
	Microelectronics Corp.	International, Inc.	Industries, Inc.	Total

March 31, 2006
Balance
Shares	1,069,000	1,111,500	1,889,750
Cost	$34,941,668	$35,632,678	$41,113,886	111,688,232

Gross Additions
Shares	391,250	135,600	242,600
Cost	$11,657,967	$4,246,816	$7,214,336	$23,119,119

Gross Deductions
Shares	-	-	-
Cost	$-	$-	$-	$-

December 31, 2006
Balance
Shares	1,460,250	1,247,100	2,132,350
Cost	$46,599,635	$39,879,494	$48,328,222	$134,807,351

Realized gain (loss)	$-	$-	$-	$-

Investment income	$-	$-	$-	$-

*	As a result of the Buffalo Small Cap Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Small Cap Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway
                                                 Kent W. Gasaway, President and Treasurer

Date  2/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
                                                    Kent W. Gasaway, President and Treasurer

Date  2/26/07

* Print the name and title of each signing officer under his or her signature.